Note 6 - Operating Lease Right-of-use Asset, Net - Future Minimum Lease Payments Under Operating Lease (Details) - USD ($)	Sep. 30, 2019	Jan. 01, 2019
Remainder of 2019	$ 153,000
2020	630,000
2021	649,000
Total undiscounted lease payments	1,432,000
Less imputed interest	172,000
Total operating lease liabilities	$ 1,260,000	$ 1,593,000